Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Summary of Significant Accounting Policies [Abstract]
Year-end spot rate	$ 1	¥ 6.5062	$ 1	¥ 6.9448	$ 1	¥ 6.4917
Average rate	$ 1	¥ 6.7568	$ 1	¥ 6.6441	$ 1	¥ 6.2288